January 5, 2001

              Supplement to the Prospectus dated December 11, 2000

                                  A & B SHARES

WE ARE PLEASED TO ANNOUNCE THE FOLLOWING PORTFOLIO MANAGER APPOINTMENTS:

The first paragraph on page 139 is replaced with the following:

Marian Zentmyer, Leon Dodge, Don Keller and David Bethke, together manage the Balanced Income Fund. Ms. Zentmyer serves as FIRMCO's Chief Investment Officer of Equities. She has been with FIRMCO and its affiliates since 1982 and has 21 years of investment management experience. Ms. Zentmyer is a Certified Financial Planner. Mr. Dodge joined FIRMCO in September 2000 and has 23 years of investment management experience. Mr. Keller has been with FIRMCO and its affiliates since 1982 and has 18 years of investment management experience. Mr. Bethke has 19 years of investment management experience and has been with FIRMCO and its affiliates since 1987. Ms. Zentmyer has managed the Fund since its inception in December 1997. Mr. Bethke has managed the Fund since February 2000, Mr. Dodge since September 2000, and Mr. Keller since January 2001.

The third paragraph on page 139 is replaced with the following:

Marian Zentmyer, Leon Dodge, and Don Keller together manage the Growth & Income Fund. Ms. Zentmyer has managed the Fund since February 1993, Mr. Dodge since September 2000, and Mr. Keller since January 2001.




                                January 5, 2001

              Supplement to the Prospectus dated December 11, 2000

                              INSTITUTIONAL SHARES

WE ARE PLEASED TO ANNOUNCE THE FOLLOWING PORTFOLIO MANAGER APPOINTMENTS:

The first paragraph on page 128 is replaced with the following:

Marian Zentmyer, Leon Dodge, Don Keller and David Bethke, co-manage the Balanced Income Fund. Ms. Zentmyer serves as FIRMCO's Chief Investment Officer of Equities. She has been with FIRMCO and its affiliates since
1982 and has 21 years of investment management experience. Ms. Zentmyer is a Certified Financial Planner. Mr. Dodge joined FIRMCO in September 2000 and has 23 years of investment management experience. Mr. Keller has been with FIRMCO and its affiliates since 1982 and has 18 years of investment management experience. Mr. Bethke has 19 years of investment management experience and has been with FIRMCO and its affiliates since 1987.
Ms. Zentmyer has managed the Fund since its inception in December 1997. Mr. Bethke has managed the Fund since February 2000, Mr. Dodge since September 2000, and Mr. Keller since January 2001.

The third paragraph on page 128 is replaced with the following:

Marian Zentmyer, Leon Dodge, and Don Keller together manage the Growth & Income Fund. Ms. Zentmyer has managed the Fund since February 1993, Mr. Dodge since September 2000, and Mr. Keller since January 2001.




                                January 5, 2001

              Supplement to the Prospectus dated December 11, 2000

                         Y SHARES & INSTITUTIONAL SHARES

WE ARE PLEASED TO ANNOUNCE THE FOLLOWING PORTFOLIO MANAGER APPOINTMENTS:

The fourth paragraph on page 131 is replaced with the following:

Marian Zentmyer, Leon Dodge, Don Keller and David Bethke, together manage the Balanced Income Fund. Ms. Zentmyer serves as FIRMCO's Chief Investment Officer of Equities. She has been with FIRMCO and its affiliates since 1982 and has 21 years of investment management experience. Ms. Zentmyer is a Certified Financial Planner. Mr. Dodge joined FIRMCO in September 2000 and has 23 years of investment management experience. Mr. Keller has been with FIRMCO and its affiliates since 1982 and has 18 years of investment management experience. Mr. Bethke has 19 years of investment management experience and has been with FIRMCO and its affiliates since 1987. Ms. Zentmyer has managed the Fund since its inception in December 1997. Mr. Bethke has managed the Fund since February 2000, Mr. Dodge since September 2000, and Mr. Keller since January 2001.

The sixth paragraph on page 131 is replaced with the following:

Marian Zentmyer, CFA, Leon Dodge and Don Keller together manage the Growth & Income Fund. Ms. Zentmyer has managed the Fund since February 1993, Mr. Dodge since September 2000, and Mr. Keller since January 2001.